Rule 497(e)
File Nos. 333-146241
and 811-22102

Individual Retirement Bonus VUL – Prospectus

A Flexible Premium Variable Universal Life Insurance Policy
offered by Great-West Life & Annuity Insurance Company of New York
in connection with its COLI VUL-4 Series Account

Supplement dated July 9, 2014 to the
May 1, 2013 Prospectus

Please note the following change to your Prospectus.

Effective August 11, 2014, the “DWS Funds” will become known as the “Deutsche Funds” and the following name changes will occur in the Prospectus:

Old Name	New Name

DWS Variable Series I	Deutsche Variable Series I
DWS Core Equity VIP	Deutsche Core Equity VIP
DWS Global Small Cap VIP	Deutsche Global Small Cap VIP

DWS Variable Series II	Deutsche Variable Series II
DWS Alternative Asset Allocation VIP	Deutsche Alternative Asset Allocation VIP
DWS High Income VIP	Deutsche High Income VIP
DWS Small Mid Cap Value VIP	Deutsche Small Mid Cap Value VIP

DWS Investments VIT Funds	Deutsche Investments VIT Funds
DWS Small Cap Index VIP	Deutsche Small Cap Index VIP

This Supplement must be accompanied by or read in conjunction with the current Prospectus, dated May 1, 2013.

Please keep this Supplement for future reference.

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